Other Receivables	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Other Receivables

6.

Other Receivables

The Company received a grant from the European Commission, European Innovation Council (“EIC”) in October 2020 for a total amount of €1,508,296. As of December 31, 2022, the subsidy receivable of €191,475 is the last outstanding amount of this grant and has been received in March 2023. See Note 22 for further details.

	2023	2022

Prepayments	€7,656	€45,819
Rent deposit	29,052	11,875
Subsidy	-	191,475
Other receivables	10,819	-
VAT receivable	2,333	43,204
Total	€49,860	€292,373